LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Movement of allowance for loan losses
Balance at beginning of period	¥ 948,893	¥ 421,767	¥ 948,893	¥ 421,767	¥ 421,767
Provision for loan losses	907,317	381,887	1,098,859	742,286
Gross write-off	(535,743)	(156,368)	(806,127)	(313,536)
Recoveries	16,175	24,125	24,181	31,574
Balance at end of period	¥ 1,336,642	¥ 671,411	¥ 1,265,806	¥ 882,091	¥ 948,893